Inventories - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory1 [Line Items]
Current ore stockpiles	$ 79,119	$ 62,076
Non-current ore stockpiles	77,292	67,891
Fekola Mine
Inventory1 [Line Items]
Current ore stockpiles	20,000	14,000
Non-current ore stockpiles	9,000	9,000
Otjikoto Mine
Inventory1 [Line Items]
Current ore stockpiles	4,000	10,000
Non-current ore stockpiles	58,000	50,000
Masbate Mine
Inventory1 [Line Items]
Current ore stockpiles	13,000	15,000
Non-current ore stockpiles	10,000	9,000
Goose Mine
Inventory1 [Line Items]
Current ore stockpiles	$ 42,000	$ 23,000